Seller Loan ID	Servicer Loan Number	Borrower Last Name	Loan Amount	State	Note Date	Occupancy	Loan Purpose	ATR/QM Status	Overall Grade	Credit Grade	Compliance Grade	Property Grade	Credit Exception	Credit Rebuttal	Compliance Exception	Compliance Rebuttal	Property Exception	Property Rebuttal	Covered High Cost Loan	Compensating Factors
22NQM2 - 403	XXXXXXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[XXX] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - PER GL- business debt that is less than XXX months old must be included in the DTI. Although prior car pmt (XXX) traded in/sold for new XXX - prior loan from XXX. New car note from XXX. Current XXX pmt to XXX only rated XXX months- less than XXX months old; an exception to the GL to omit this business debt would be required from Lender. Including XXX car pmt in DTI.; [XXX] Qualifying DTI exceeds Guideline Maximum Allowable - XX/XX/XXXX - DTI outside GL- car pmt and full taxes added into DTI; per GL car pmt new debt less than XXX months old must be included into DTI. DTI &greater than; XXX%; this would also alter the required reserves to become XXX months.; [XXX] Residual income does not meet guidelines. - XX/XX/XXXX - Residual income of $XXX does not meet minimum guidelines. ;	XX/XX/XXXX - Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; XX/XX/XXXX - Removing XXX auto loan payment from DTI. Paid from business bank acct. Lender provided further comments that support docs in origination package (pg XXX). Sale of car and subsequent purchase of another. Proof, in biz bank stmts, that XXX (previous auto loan) and now XXX are paid by business. More than six months verified.

; XX/XX/XXXX  - Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.; XX/XX/XXXX  - Removing XXX auto loan payment from DTI.  Paid from business bank acct.  Lender provided further comments that support docs in origination package (pg XXX).  Sale of car and subsequent purchase of another.  Proof, in biz bank stmts, that XXX (previous auto loan) and now XXX are paid by business.
; XX/XX/XXXX  - Removing XXX auto loan payment from DTI.  Paid from business bank acct.  Lender provided further comments that support docs in origination package (pg XXX).  Sale of car and subsequent purchase of another.  Proof, in biz bank stmts, that XXX (previous auto loan) and now XXX are paid by business.

; XX/XX/XXXX - Change status of 'Residual income does not meet guidelines.' from Active to Open Rebuttal.	[XXX] Interest Rate Test - XX/XX/XXXX - Change status of 'Interest Rate Test' from Active to Acknowledged by Client.; XX/XX/XXXX - Exception is NA, NQM and ; [XXX] Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure - XX/XX/XXXX - Original PI Payment on Note matches Final CD
From Hard Coded form in template:
															'Closing Disclosure' at XX/XX/XXX, 'Closing Disclosure' at XX/XX/XXXX; XX/XX/XXXX - Original PI Payment on Note matches Final CD; [XXX] ATR/QM Status is Pending - XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrowerhas significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
22NQM2 - 404	XXXXXXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	2	1	2	1	[XXX] Borrower Employment Verification does not meet guidelines - XX/XX/XXXX - Missing verification of the existence of business within XXX calendar days prior to the note date. The business must be active and in existence for a minimum of XXX years and borrower must have a minimum of XXX% ownership.; [XXX] Fraud Report Shows Uncleared Alerts - XX/XX/XXXX - Fraud report shows the following alerts that have not been cleared: There are Income/Identity/Property/Third Party high alerts on the report that have not been cleared.;	XX/XX/XXXX - Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided verification of existence prior to note date.	[XXX] No Compliance Findings - XX/XX/XXXX - The exception 'No Compliance Findings' is cleared.; XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [XXX] Affiliated Business Disclosure is Missing - XX/XX/XXXX - The affiliate business disclosure is Missing;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
22NQM2 - 405	XXXXXXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[XXX] Borrower Employment Verification does not meet guidelines - XX/XX/XXXX - Missing evidence of percentage of ownership of XXX. ; [XXX] Overdraft/NSF Count Exceeds Tolerance - XX/XX/XXXX - Change severity of 'Overdraft/NSF Count Exceeds Tolerance' from Non-Material to Material.; XX/XX/XXXX - Number of NSF's exceeds guideline maximum of XXX allowed in the past XXX months with XXX in the past XXX months. Borrower has XXX NSF's in the past XXX months with XXX in the past XXX months. Lender exception in file (page XXX).; XX/XX/XXXX - Change severity of 'Overdraft/NSF Count Exceeds Tolerance' from Material to Non-Material.; XX/XX/XXXX - Overdraft/NSF count exceeds tolerance. 'Lender exception granted for NSF count ; [XXX] All Interested Parties Not Checked against Exclusionary Lists - XX/XX/XXXX - All Interested Parties Not Checked against Exclusionary Lists. The last name of the Escrow Officer was not submitted, and the possible XXX hit on the Real Estate agent Daniel Morris was not addressed by the underwriter. ; [XXX] Final Loan Application is Partial - XX/XX/XXXX - Final Loan Application is Partial. The employment section does not list all currently and active sources of employment. Missing SU distribution Inc information, % of ownership, dates of employment.;	XX/XX/XXXX - Lender provided OFAC and XXX verification.; XX/XX/XXXX - Change status of 'All Interested Parties Not Checked against Exclusionary Lists' from Active to Open Rebuttal.	[XXX] Qualified Mortgage APR Threshold Finding - XX/XX/XXXX - Change severity of 'Qualified Mortgage APR Threshold Finding' from Material to Non-Material.; [XXX] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
22NQM2 - 406	XXXXXXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[XXX] Borrower Employment Verification does not meet guidelines - XX/XX/XXXX - Exception remains: Missing verification that the borrower has a minimum of XXX% ownership in the business.; [XXX] No Credit Findings - XX/XX/XXXX - The exception 'No Credit Findings' is cleared.; XX/XX/XXXX - The loan meets all applicable credit guidelines.;	XX/XX/XXXX - Lender provided proof of XXX% ownership for borrower. ; XX/XX/XXXX - Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.	[XXX] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; XX/XX/XXXX - The exception 'No Compliance Findings' is cleared.; [XXX] Qualified Mortgage APR Threshold Finding - XX/XX/XXXX - Change severity of 'Qualified Mortgage APR Threshold Finding' from Material to Non-Material.;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
22NQM2 - 407	XXXXXXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	2	2	2	1	[XXX] Liquid Reserves are less than Guidelines Required - XX/XX/XXXX - Guidelines require XXX months reserves.; XX/XX/XXXX - The liquid reserves of -XXX months or $-XXX, are less than the Guidelines minimum required of XXX or $XXX.; [XXX] OFAC Check was not completed/Cleared. - XX/XX/XXXX - OFAC Check was not completed/cleared.; [XXX] Borrower Income Verification does not match Approval - XX/XX/XXXX - The borrower income verification does not match approval. Missing Lender income calculation worksheet.; [XXX] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; XX/XX/XXXX - The exception 'No Credit Findings' is cleared.; [XXX] Borrower Employment Verification does not meet guidelines - XX/XX/XXXX - Missing verification that borrower ownership of business is at least XXX%.; [XXX] Underwriting FICO does not meet Guideline Minimum Required - XX/XX/XXXX - Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX.; XX/XX/XXXX - First Time Home Buyer minimum FICO is XXX per Guidelines.; XX/XX/XXXX - Underwriting FICO of XXX is greater than or equal to the minimum required guideline FICO of XXX.; [XXX] Insufficient cash to close. - XX/XX/XXXX - Missing assets to verify sufficient cash to close and reserves. XXX business accounts have XXX account numbers #XXX from XX/XX/XXXX-XX/XX/XXXX and #XXX from XX/XX/XXXX-XX/XX/XXXX. Missing LOE regarding difference in account numbers.; XX/XX/XXXX - Cash to close in the amount of XXX is greater than the available asset amount of XXX.;	XX/XX/XXXX - Lender provided updated fraud report with clear OFAC. * Exception resolved.; XX/XX/XXXX - Change status of 'OFAC Check was not completed/Cleared.' from Active to Open Rebuttal.; XX/XX/XXXX - Change status of 'Insufficient cash to close.' from Active to Open Rebuttal.	[XXX] Affiliated Business Disclosure is Missing - XX/XX/XXXX - The affiliate business disclosure is Missing; [XXX] Qualified Mortgage APR Threshold Finding - XX/XX/XXXX - Change severity of 'Qualified Mortgage APR Threshold Finding' from Material to Non-Material.; [XXX] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
22NQM2 - 408	XXXXXXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[XXX] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.;		[XXX] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;				No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
22NQM2 - 409	XXXXXXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Second Home	CashOut Refinance	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[XXX] Fraud Report Missing - XX/XX/XXXX - Fraud report Missing.; [XXX] Flood Certificate is Missing - XX/XX/XXXX - The flood certification is Missing; [XXX] Borrower Income Verification does not match Approval - XX/XX/XXXX - Missing tax transcripts.; XX/XX/XXXX - The borrower income verification does not match approval;		[XXX] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations. ;		[XXX] Third Party Valuation Product not Provided - XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; [XXX] Third Party Valuation Product Not Provided and CU Score is Greater Than XXX - XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.;		No	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years
22NQM2 - 410	XXXXXXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	2	2	1	1	[XXX] Loan amount is less than the minimum required loan amount - XX/XX/XXXX - No exception noted on XXXX. COC form dated XX/XX/XXXX (page XXX) indicates an exception was granted for loan amount, LTV, and FICO. COC form not acceptable documentation of exception.; XX/XX/XXXX - Loan amount of $XXX is less than the minimum required loan amount of $XXX. ; [XXX] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - Borrower liabilities verified indicator is Partial; XX/XX/XXXX - X) Section XXX of the XXX dated XX/XX/XXXX states, "Credit inquiries within the past XXX days must be explained and no new debt obtained unless included in the debt ratio." Provide explanation for the credit inquiries listed on credit report XXX Credit XX/XX/XXXX and XXX DB XX/XX/XXXX .
X) Section XXX of the XXX dated XX/XX/XXXX requires, "A gap credit report or undisclosed debt monitoring report is required to evidence no additional debt was obtained throughout the origination process."
; [XXX] Final Loan Application is Partial - XX/XX/XXXX - Final Loan Application is Partial; XX/XX/XXXX - Declarations section of the final XXX is partially completed.; [XXX] Underwriting FICO does not meet Guideline Minimum Required - XX/XX/XXXX - Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX.; XX/XX/XXXX - No exception noted on XXXX. COC form dated XX/XX/XXXX (page XXX) indicates an exception was granted for loan amount, LTV, and FICO. COC form not acceptable documentation of exception.; [XXX] Hazard Insurance Indicator is Partial - XX/XX/XXXX - (XXX) month rent loss insurance is required by section XXX of the XXX dated XX/XX/XXXX. Evidence of property insurance and declarations page (pages XXX) do not verify rent loss insurance. Policy description (page XXX) does not reference policy number or reflect any other identifying information to assist in connecting information with insurance policy for subject property. ;	XX/XX/XXXX - XXX with declarations section completed.; XX/XX/XXXX - Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.; XX/XX/XXXX - Change status of 'Hazard Insurance Indicator is Partial' from Active to Open Rebuttal.; XX/XX/XXXX - Policy information provided on business income loss.; XX/XX/XXXX - Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided explanation for inquiries.	[XXX] Originator NMLS is Not Active - XX/XX/XXXX - The originator NMLS status is Not Active in the state of XXX.; [XXX] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [XXX] Higher-Priced Mortgage Loan Escrow Alert (XXX CFR XXX(b)) - XX/XX/XXXX - Exempt; XX/XX/XXXX - Loan is a Higher-Priced Mortgage Loan and Escrow Indicator is No Escrows.; [XXX] Lender NMLS Status is Not Active - XX/XX/XXXX - Change severity of 'Lender NMLS Status is Not Active' from Non-Material to Material.; XX/XX/XXXX - The lender NMLS status is Not Active in the state of XXX. The borrower's loan file # XXX contains an exemption letter; however, the loan number of the subject loan is not listed.;				No	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
22NQM2 - 411	XXXXXXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	CashOut Refinance	ATR/QM: Exempt	2	2	1	1	[XXX] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX - X) Section XXX of the XXX dated XX/XX/XXXX states, "Credit inquiries within the past XXX days must be explained and no new debt obtained unless included in the debt ratio." Provide explanation for the credit inquiries listed on credit report.
X) Section XXX of the XXX dated XX/XX/XXXX requires, "A gap credit report or undisclosed debt monitoring report is required to evidence no additional debt was obtained throughout the origination process."
; [XXX] Final Loan Application is Partial - XX/XX/XXXX - Declarations section of the final XXX is partially completed.; XX/XX/XXXX - Final Loan Application is Partial; [XXX] Underwriting FICO does not meet Guideline Minimum Required - XX/XX/XXXX - No exception noted in file.; XX/XX/XXXX - Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX.;	XX/XX/XXXX - Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; XX/XX/XXXX - Clearing exception. Lender provided same updated/gap credit report as was in file. Orig report dated XXX, Updated CR XXX, Note date XX/XX/XXXX. Updated report within ten business days of closing. The inquiries on orig report are for XXX (credit report company) and originator (XXX), from XXX. No new credit reported from then until XXX.	[XXX] Originator NMLS is Not Active - XX/XX/XXXX - Change severity of 'Originator NMLS is Not Active' from Material to Non-Material.; XX/XX/XXXX - The originator NMLS status is Not Active for the state of XXX.; XX/XX/XXXX - Originator not licensed in XXX. There is an licensing exemption letter (page XXX) in file.; [XXX] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [XXX] Lender NMLS Status is Not Active - XX/XX/XXXX - Lender not licensed in XXX. There is an licensing exemption letter (page XXX) in file; however, it does not reflect the subject loan number.;				No	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
22NQM2 - 412	XXXXXXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Second Home	Purchase	Non-QM: Lender documented all ATR UW factors	1	1	1	1	[XXX] Fully Executed Purchase Contract is Partial - XX/XX/XXXX - Provide all pages of the purchase contract for the subject property located at XXX. Amendment changing closing date was only portion of the contract provided. ; [XXX] Hazard Insurance Coverage is Not Sufficient - XX/XX/XXXX - Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value of XXXX.; XX/XX/XXXX - Hazard insurance coverage is XXX, the subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value of XXXX.; [XXX] Unresolved derogatory credit - XX/XX/XXXX - Borrower has unresolved derogatory credit. Section XXX of the XXX states, “No collections or charge-offs filed in the most recent XXX months (medical collections are excluded).” Non-medical collection was filed XX/XXXX by XXX. There is no exception in file for collection account filed in most recent XXX months.; [XXX] No Credit Findings - XX/XX/XXXX - The loan meets all applicable credit guidelines.; [XXX] Borrower Income Verification does not match Approval - XX/XX/XXXX - X) Sections XXX and XXX of the XXX dated XX/XX/XXXX require verification of Borrower's percentage of ownership in business. Provide CPA letter regarding XXX' ownership of XXX.
X) Provide documentation to verify if XXX-month or XXX-month bank statement income source utilized for qualification.
; [XXX] Hazard Insurance Coverage is Not Sufficient. - XX/XX/XXXX  - Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; [XXX] Transmittal Summary is Partial - XX/XX/XXXX  - Section XXX of the XXX dated XX/XX/XXXX states, "Generally, loans that are eligible for sale to the Agencies (FNMA, FHLMC, FHA, USDA and VA) are ineligible for the XXX product suite. All files originated under the XXX product must be documented as non-Agency-eligible or must document that pricing under XXX is more favorable than GSE pricing."  There is an AUS with Approve/Eligible result in file (page XXX).  Provide documentation to meet quoted guideline. ; [XXX] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX  - X) Section XXX of the XXX dated XX/XX/XXXX states, "A gap credit report or undisclosed debt monitoring report is required to evidence no additional debt was obtained throughout the origination process."  Provide report.
X) Statement from XXX (page XXX) does not list property address located in HOA.  Provide documentation to verify property with HOA dues of $XXX/yr.  If statement not related to primary residence, provide documentation to verify if any HOA dues for primary.
X) Provide documentation to verify HOA dues for subject property.  Deed of Trust indicates subject property is a PUD.
X) Provide letter of explanation for credit inquiries as required by Section XXX of the XXX dated XX/XX/XXXX.  Provide more legible copy of credit report as unable to read the credit inquiry information.
X) Provide Closing Disclosure for purchase of XXX.  Purchase contract (page XXX) indicates closing date of XX/XX/XXXX.
X) Provide explanation for the following XXX rent payments listed on the XXX bank statements for account ending #XXX $XXX XX/XX/XXXX; $XXX XX/XX/XXXX; $XXX XX/XX/XXXX; $XXX XX/XX/XXXX; $XXX XX/XX/XXXX; $XXX XX/XX/XXXX; $XXX XX/XX/XXXX; $XXX XX/XX/XXXX; $XXX XX/XX/XXXX; $XXX XX/XX/XXXX; $XXX XX/XX/XXXX; $XXX XX/XX/XXXX; $XXX XX/XX/XXXX; $XXX XX/XX/XXXX; $XXX XX/XX/XXXX; $XXX XX/XX/XXXX; $XXX XX/XX/XXXX; $XXX XX/XX/XXXX.;	XX/XX/XXXX - Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided CPA verification is XXX self-employed.; XX/XX/XXXX - Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided verification.	[XXX] No Compliance Findings - XX/XX/XXXX - The loan is in compliance with all applicable laws and regulations.
															; [XXX] Qualified Mortgage APR Threshold Finding - XX/XX/XXXX - Change severity of 'Qualified Mortgage APR Threshold Finding' from Material to Non-Material.; XX/XX/XXXX - Exception N/A. Non-QM loan.; XX/XX/XXXX - Change status of 'Qualified Mortgage APR Threshold Finding' from Active to Acknowledged by Client.;		[XXX] Origination Appraisal is Partial - XX/XX/XXXX - Provide corrected appraisal correction which reflects subject property is a PUD and includes HOA dues and other required data. Deed of Trust indicates subject property is PUD.; [XXX] Third Party Valuation Product Not Provided and CU Score is Greater Than XXX - XX/XX/XXXX - Third Party Valuation Product Not Provided and CU Score is XXX.; [XXX] Third Party Valuation Product not Provided - XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;	XX/XX/XXXX - Change status of 'Origination Appraisal is Partial' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided a deed correction removing the PUD rider from the original DOT.	No	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.